RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Jan. 08, 2018 shares
Disclosure of transactions between related parties [line items]
Common shares issued | shares		5,600,000
Option granted | shares	8,690,000	8,690,000	15,695,000
Unpaid interest and loan penalties		$ 903,086
Directors and officers [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation		$ 1,913,692	$ 3,832,497
Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares issued | shares		740,240			8,665,201
Warrants term	2 years	2 years
Option granted | shares	24,955,702	24,955,702	19,844,495
Related Party Loan [Member]
Disclosure of transactions between related parties [line items]
Monthly penalty fee		10.00%
Finance expenses		$ 528,132
Option granted | shares			750,000
Advanced to related party		224,976
Interest expense		311,102	$ 114,719
Unpaid interest and loan penalties		$ 830,264
Related Party Loan [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Finance expenses	$ 407,500
Interest expense	$ 240,043
Related Party Loan [Member] | Warrants [Member]
Disclosure of transactions between related parties [line items]
Common shares issued | shares		250,000
Warrants exercisable price | $ / shares		$ 0.15
Warrants term	2 years	2 years